AB Municipal Income Fund II

AB Arizona Portfolio

Portfolio of Investments

February 28, 2025 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 90.5%
Long-Term Municipal Bonds – 89.1%
Arizona – 81.3%
Arizona Game & Fish Department & Commission (Arizona Game & Fish Dept. & Commission State Lease) Series 2006 5.00%, 07/01/2026	$	435	$435,596
Arizona Industrial Development Authority (AZIDA 2019-2) Series 2019-2, Class A 3.625%, 05/20/2033		863	829,807
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2020 4.00%, 11/01/2045		1,000	946,108
4.00%, 11/01/2050		2,000	1,837,379
Arizona Industrial Development Authority (KIPP Nashville Obligated Group) Series 2022-A 5.00%, 07/01/2057		1,500	1,509,060
Arizona Industrial Development Authority (Kipp NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2051		1,000	900,270
Arizona Industrial Development Authority (North Carolina Central University Project) BAM Series 2019 5.00%, 06/01/2058		2,300	2,357,304
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2021 4.00%, 02/01/2038		1,500	1,519,066
Arizona Sports & Tourism Authority (Arizona Sports & Tourism Authority) BAM Series 2022 5.00%, 07/01/2031		2,000	2,206,552
Chandler Industrial Development Authority (Intel Corp.) Series 2024 4.00%, 06/01/2049		2,000	2,035,550
City of Buckeye AZ Excise Tax Revenue (City of Buckeye AZ Excise Tax Revenue) Series 2015 5.00%, 07/01/2035		3,450	3,469,353
City of Mesa AZ Utility System Revenue (City of Mesa AZ Utility System Revenue) Series 2016 5.00%, 07/01/2029		1,750	1,796,744
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor Intl Airport) Series 2017-A 5.00%, 07/01/2033		750	772,525
Series 2019 5.00%, 07/01/2049		1,000	1,036,007
Series 2019-B 4.00%, 07/01/2038		2,200	2,199,987

	Principal Amount (000)		U.S. $ Value

Gilbert Water Resource Municipal Property Corp. (Town of Gilbert AZ Waterworks & Sewer System Revenue) Series 2022 4.00%, 07/15/2042	$	5,000	$5,063,183
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group) Series 2017 5.00%, 11/15/2036		1,000	945,792
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 05/15/2039		1,000	1,002,995
Industrial Development Authority of the City of Phoenix Arizona (The) (AZ GFF Tiyan LLC Lease) Series 2014 5.00%, 02/01/2029		205	201,836
Industrial Development Authority of the City of Phoenix Arizona (The) (Downtown Phoenix Student Housing) Series 2018-A 5.00%, 07/01/2037		1,000	1,022,968
5.00%, 07/01/2042		1,250	1,265,090
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre Obligated Group) Series 2022 7.00%, 11/15/2057(a)		335	363,503
Industrial Development Authority of the County of Pima (The) (TMC HealthCare Obligated Group) Series 2021 5.00%, 04/01/2034		1,590	1,709,910
La Paz County Industrial Development Authority (Harmony Public Schools) Series 2016 5.00%, 02/15/2036(a)		1,200	1,203,835
Series 2021 4.00%, 02/15/2041		205	183,001
4.00%, 02/15/2046		345	293,623
4.00%, 02/15/2051		580	472,137
Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) Series 2021 4.00%, 07/01/2061(a)		990	783,491
Maricopa County Industrial Development Authority (Banner Health Obligated Group) Series 2016-A 5.00%, 01/01/2035		2,000	2,059,176
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(a)		500	449,258
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2042		1,000	1,089,048

	Principal Amount (000)		U.S. $ Value

Maricopa County Industrial Development Authority (Morrison Education Group Obligated Group) Series 2024-A 6.75%, 07/01/2063(a)	$	250	$261,604
Maricopa County Industrial Development Authority (Reid Traditional Schools Obligated Group) Series 2016 5.00%, 07/01/2036		750	755,914
5.00%, 07/01/2047		1,700	1,691,312
Maricopa County Industrial Development Authority (Valley Christian Schools) Series 2023 6.25%, 07/01/2053(a)		250	253,176
McAllister Academic Village LLC (Arizona State University) Series 2016 5.00%, 07/01/2037		1,500	1,527,665
Northern Arizona University (Prerefunded - US Govt Agencies) BAM Series 2015 5.00%, 06/01/2034		1,000	1,005,186
Salt River Project Agricultural Improvement & Power District (Salt River Project Agricultural Improvement & Power District) Series 2023-A 5.00%, 01/01/2050		1,500	1,596,060
Series 2024-A 5.00%, 01/01/2044		1,000	1,103,048
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037		2,500	2,735,970
Yuma Industrial Development Authority (Yuma Regional Medical Center Obligated Group) Series 2024 5.25%, 08/01/2054		1,000	1,063,429

			53,953,518

Alabama – 1.6%
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055		1,000	1,082,297

Illinois – 1.6%
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2024-A 5.50%, 01/01/2059		1,000	1,070,689

Indiana – 0.0%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(a)		130	21,043

	Principal Amount (000)		U.S. $ Value

Kentucky – 1.5%
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2017-A 5.25%, 06/01/2041	$	1,000	$1,016,450

Louisiana – 0.8%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.25%, 11/15/2045		500	500,568

North Carolina – 0.4%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community) Series 2015 4.70%, 07/01/2037		300	242,426

Puerto Rico – 1.9%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-C Zero Coupon, 11/01/2043		17	10,501
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2035(a)		250	261,542
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027		28	27,796
6.625%, 01/01/2028		214	211,445
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2046		200	238,421
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2019-A 5.00%, 07/01/2058		480	481,862

			1,231,567

Total Long-Term Municipal Bonds (cost $60,520,584)			59,118,558

Short-Term Municipal Notes – 1.4%
Arizona – 1.4%
Arizona Health Facilities Authority (Banner Health Obligated Group) Series 2017-C 1.70%, 01/01/2046(b) (cost $945,000)		945	945,000

Total Municipal Obligations (cost $61,465,584)			60,063,558

	Shares	U.S. $ Value

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Energy – 0.0%
AES Guayama Holdings 0.00%(c) (d) (e) (cost $84,582)	4,712	$13,712

	Principal Amount (000)

ASSET-BACKED SECURITIES – 0.0%
Other ABS - Fixed Rate – 0.0%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth 12.50%, 03/04/2026(c) (d) (cost $11,152)	$ 11	10,972

	Shares

SHORT-TERM INVESTMENTS – 9.7%
Investment Companies – 9.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.24%(f) (g) (h) (cost $6,438,458)	6,438,458	6,438,458

Total Investments – 100.2% (cost $67,999,776)(i)		66,526,700
Other assets less liabilities – (0.2)%		(130,380)

Net Assets – 100.0%		$66,396,320

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,410	10/15/2028	CPI#	2.565%	Maturity	$(2,539)	$—	$(2,539)
USD	1,270	10/15/2028	CPI#	2.594%	Maturity	(898)	609	(1,507)
USD	2,250	10/15/2029	2.569%	CPI#	Maturity	676	—	676
USD	2,000	10/15/2029	2.485%	CPI#	Maturity	8,396	—	8,396
USD	1,834	10/15/2029	2.516%	CPI#	Maturity	5,058	—	5,058
USD	1,833	10/15/2029	2.451%	CPI#	Maturity	10,566	—	10,566

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,833	10/15/2029	2.499%	CPI#	Maturity	$6,503	$—	$6,503
USD	1,490	10/15/2030	CPI#	2.531%	Maturity	(1,341)	—	(1,341)
USD	1,330	10/15/2030	CPI#	2.581%	Maturity	2,455	1,166	1,289

						$28,876	$1,775	$27,101

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	5,700	01/15/2027	1 Day SOFR	2.445%	Annual	$(158,710)	$—	$(158,710)
USD	2,300	07/31/2029	1 Day SOFR	3.975%	Annual	10,347	—	10,347
USD	300	10/15/2030	1 Day SOFR	4.092%	Annual	5,047	—	5,047
USD	2,300	07/31/2031	1 Day SOFR	3.972%	Annual	16,754	—	16,754
USD	2,200	07/31/2031	1 Day SOFR	4.059%	Annual	28,091	223	27,868
USD	3,900	12/03/2031	1 Day SOFR	3.842%	Annual	19,435	(356)	19,791
USD	2,200	12/03/2031	1 Day SOFR	4.145%	Annual	49,768	—	49,768
USD	1,500	08/15/2034	3.446%	1 Day SOFR	Annual	51,296	—	51,296
USD	1,300	08/15/2034	3.264%	1 Day SOFR	Annual	63,984	37	63,947
USD	1,200	08/15/2034	3.314%	1 Day SOFR	Annual	52,572	—	52,572
USD	800	08/15/2034	3.304%	1 Day SOFR	Annual	37,859	—	37,859

						$176,443	$(96)	$176,539

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2025, the aggregate market value of these securities amounted to $3,597,452 or 5.4% of net assets.

(b)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Fair valued by the Adviser.
(e)	Non-income producing security.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	Affiliated investments.
(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(i)

As of February 28, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $930,091 and gross unrealized depreciation of investments was $(2,199,527), resulting in net unrealized depreciation of $(1,269,436).

As of February 28, 2025, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 9.3% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

BAM – Build American Mutual

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund II

AB Arizona Portfolio

February 28, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$59,118,558	$—	$59,118,558
Short-Term Municipal Notes	—	945,000	—	945,000
Preferred Stocks	—	—	13,712	13,712
Asset-Backed Securities	—	—	10,972	10,972
Short-Term Investments	6,438,458	—	—	6,438,458

Total Investments in Securities	6,438,458	60,063,558	24,684	66,526,700
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	33,654	—	33,654
Centrally Cleared Interest Rate Swaps	—	335,153	—	335,153
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(4,778)	—	(4,778)
Centrally Cleared Interest Rate Swaps	—	(158,710)	—	(158,710)

Total	$6,438,458	$60,268,877	$24,684	$66,732,019

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2025 is as follows:

Fund	Market Value 05/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$1,539	$28,511	$23,612	$6,438	$51